Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$612,633.46

Principal:
Principal Collections	$8,435,039.76
Prepayments in Full	$3,916,782.25
Liquidation Proceeds	$158,460.64
Recoveries	$78,778.77
Sub Total	$12,589,061.42
Collections	$13,201,694.88

Purchase Amounts:
Purchase Amounts Related to Principal	$310,583.63
Purchase Amounts Related to Interest	$1,434.33
Sub Total	$312,017.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,513,712.84

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,513,712.84
Servicing Fee	$135,683.07	$135,683.07	$0.00	$0.00	$13,378,029.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,378,029.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,378,029.77
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,378,029.77
Interest - Class A-4 Notes	$42,663.88	$42,663.88	$0.00	$0.00	$13,335,365.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,335,365.89
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$13,298,865.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,298,865.39
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$13,269,924.39
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,269,924.39
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$13,230,020.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,230,020.89
Regular Principal Payment	$12,689,145.72	$12,689,145.72	$0.00	$0.00	$540,875.17
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$540,875.17
Residual Released to Depositor	$0.00	$540,875.17	$0.00	$0.00	$0.00
Total		$13,513,712.84

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,689,145.72
Total					$12,689,145.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,689,145.72	$109.08	$42,663.88	$0.37	$12,731,809.60	$109.45
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$12,689,145.72	$9.46	$148,008.88	$0.11	$12,837,154.60	$9.57

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$67,364,027.63	0.5790770	$54,674,881.91	0.4699981
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$159,444,027.63	0.1188276	$146,754,881.91	0.1093708

Pool Information
Weighted Average APR	4.446%	4.470%
Weighted Average Remaining Term	22.49	21.72
Number of Receivables Outstanding	18,172	17,411
Pool Balance	$162,819,684.14	$149,790,365.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$159,444,027.63	$146,754,881.91
Pool Factor	0.1203271	0.1106982

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$3,035,483.47
Targeted Overcollateralization Amount	$3,035,483.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,035,483.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$208,452.48
(Recoveries)		109	$78,778.77
Net Loss for Current Collection Period			$129,673.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9557%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5216%
Second Preceding Collection Period			0.4707%
Preceding Collection Period			0.1406%
Current Collection Period			0.9955%
Four Month Average (Current and Preceding Three Collection Periods)			0.5321%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,526	$9,277,634.33
(Cumulative Recoveries)			$1,887,831.13
Cumulative Net Loss for All Collection Periods			$7,389,803.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5461%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,049.85
Average Net Loss for Receivables that have experienced a Realized Loss			$1,632.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.81%	339	$4,212,024.35
61-90 Days Delinquent	0.40%	43	$597,543.09
91-120 Days Delinquent	0.16%	16	$244,084.18
Over 120 Days Delinquent	0.55%	54	$818,638.56
Total Delinquent Receivables	3.92%	452	$5,872,290.18

Repossession Inventory:
Repossessed in the Current Collection Period		5	$40,539.08
Total Repossessed Inventory		16	$227,341.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6115%
Preceding Collection Period			0.6824%
Current Collection Period			0.6490%
Three Month Average			0.6476%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer